CONVERTIBLE SENIOR NOTES AND CALL OPTIONS - Convertible notes 2024 (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jan. 22, 2014	Feb. 28, 2018	Dec. 31, 2019
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues		16,560,000
2024 Convertible Notes
Debt Instrument [Line Items]
Proceeds from Issuance of Debt			$ 30
American Depositary Shares
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues	3,750,000		1,875,000